BASIS OF PREPARATION (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of attribution of expenses by nature to their function [line items]
Financial impact of current hedging contract, next fiscal year (as a percent)		83.00%
Financial impact of current hedging contracts, year two (as a percent)		76.00%
Taxes payable	$ 50,226	$ 50,226
Chesapeake Granite Wash Trust | Diversified Production LLC
Disclosure of attribution of expenses by nature to their function [line items]
Proportion of ownership interest in subsidiary (as a percent)		50.80%
Sooner State Joint ABS Holdings LLC | Diversified Production LLC
Disclosure of attribution of expenses by nature to their function [line items]
Proportion of ownership interest in subsidiary (as a percent)		51.25%
DP Lion Equity Holdco LLC
Disclosure of attribution of expenses by nature to their function [line items]
Proportion of ownership interest in subsidiary (as a percent)	20.00%
Percentage of equity ownership divested	80.00%	80.00%
DP Lion HoldCo LLC
Disclosure of attribution of expenses by nature to their function [line items]
Percentage of equity ownership divested	80.00%	80.00%
Giant Land, LLC
Disclosure of attribution of expenses by nature to their function [line items]
Proportion of ownership interest in subsidiary (as a percent)		55.00%
Link Land LLC
Disclosure of attribution of expenses by nature to their function [line items]
Proportion of ownership interest in subsidiary (as a percent)		55.00%
Old Faithful Land LLC
Disclosure of attribution of expenses by nature to their function [line items]
Proportion of ownership interest in subsidiary (as a percent)		55.00%
Riverside Land LLC
Disclosure of attribution of expenses by nature to their function [line items]
Proportion of ownership interest in subsidiary (as a percent)		55.00%
Splendid Land LLC
Disclosure of attribution of expenses by nature to their function [line items]
Proportion of ownership interest in subsidiary (as a percent)		55.00%
Change in Presentation, Reclassification, Adjustment
Disclosure of attribution of expenses by nature to their function [line items]
Taxes payable			$ 41,907
Cash Paid For Interest			$ 1,022	$ 1,050